Concentration of Credit Risk	12 Months Ended
Dec. 31, 2012
Notes
Concentration of Credit Risk

Note 8 - Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents and accounts receivable. Cash and cash equivalents are deposited in the local currency in three financial institutions in the United States. The balance, at any given time, may exceed Federal Deposit Insurance Corporation insurance limits. As of December 31, 2012 and 2011, there was $57,405 and $30,883, respectively, in excess of insurable limits.